Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 18, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Exercised				(19,773)
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Granted	200,000
Weighted Average Exercise Price, Balance	$ 92.70
2023 Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Beginning		919,000	787,000
Weighted Average Exercise Price, Balance		$ 18.41	$ 25.80
Weighted Average Remaining Contractual Life (Years), Outstanding		5 years 5 months 4 days	5 years 8 months 1 day	5 years 9 months 25 days
Aggregate Intrinsic Value, Beginning		$ 5	$ 3
Number of Options Granted		4,000	229,000
Weighted Average Exercise Price, Options granted		$ 0.87	$ 1.89
Number of Options Exercised
Weighted Average Exercise Price, Options exercised
Number of Options Forfeited or cancelled		(13,000)	(97,000)
Weighted Average Exercise Price, Options forfeited or cancelled		$ 13.67	$ 41.26
Number of Options Outstanding, Ending		910,000	919,000	787,000
Weighted Average Exercise Price, Balance		$ 18.40	$ 18.41	$ 25.80
Aggregate Intrinsic Value, Ending			$ 5	$ 3
Number of Options Exercisable		750,000	710,000
Weighted Average Exercise Price, Exercisable		$ 19.22	$ 19.32
Weighted Average Remaining Contractual Life (Years), Exercisable		4 years 8 months 15 days	4 years 9 months 29 days
Aggregate Intrinsic Value, Exercisable			$ 1